Property And Equipment, Net	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Text Block]
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2014	2013
Equipment	7,400	7,984
Furniture, fixture, and fittings and other	2,807	2,833
Total gross value	10,208	10,817
Less: accumulated depreciation and amortization	(8,085)	(9,162)
Total	2,122	1,655

Depreciation and amortization expense related to property and equipment amounted to Euros 726 thousand, Euros 726 thousand, and Euros 802 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Capitalized costs on equipment held under capital leases of Euros 2,826 and Euros 2,946 thousand are included in property and equipment at December 31, 2014 and 2013, respectively. Accumulated amortization of these assets leased to third parties was Euros 2,599 thousand and Euros 2,489 thousand, at December 31, 2014 and 2013, respectively.

Capitalized costs on vehicles held under capital leases of Euros 543 and Euros 327 thousand are included in property and equipment at December 31, 2014 and 2013, respectively. Accumulated amortization of these assets leased to third parties was Euros 231 thousand and Euros 135 thousand, at December 31, 2014 and 2013, respectively.

 Amortization expense on assets held under capital leases is included in total amortization expense and amounted to Euros 310 thousand, Euros 363 thousand and Euros 331 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.